                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3850

Exact name of registrant as specified in charter: Delaware Group Tax-Free Fund

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: August 31

Date of reporting period: February 29, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)






FIXED INCOME

Semiannual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE USA FUND
                  DELAWARE TAX-FREE INSURED FUND
                  DELAWARE TAX-FREE USA INTERMEDIATE FUND



[LOGO]
POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS


-----------------------------------------------------------------
FINANCIAL STATEMENTS:

Statements of Net Assets                                        1

Statement of Assets and Liabilities                            11

Statements of Operations                                       12

Statements of Changes in Net Assets                            13

Financial Highlights                                           15

Notes to Financial Statements                                  24
-----------------------------------------------------------------





    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Statements                                         Delaware Tax-Free USA Fund
  OF NET ASSETS                                    February 29, 2004 (Unaudited)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds - 96.37%
Airline Revenue Bonds - 2.67%
  Kenton County, Kentucky Airport
    Board Revenue (Delta Airlines, Inc.)
    Series A 7.50% 2/1/12 (AMT)                        $ 5,000,000   $ 4,983,700
  Minneapolis/St. Paul, Minnesota
    Metropolitan Airports Commission
    Special Facilities Revenue
    (Northwest Airlines, Inc.)
    Series A 7.00% 4/1/25 (AMT)                          1,300,000     1,255,514
  New Jersey Economic Development
    Authority Special Facility Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/29 (AMT)                                  6,000,000     5,170,200
  Tulsa, Oklahoma Municipal Airport Trust
    Revenue (American Airlines Corp.)
    7.35% 12/1/11                                        2,250,000     2,104,830
                                                                     -----------
                                                                      13,514,244
                                                                     -----------
Airport Revenue Bonds - 1.60%
  Capital Trust Agency Florida Revenue
    (Orlando/Cargo Project)
    6.75% 1/1/32 (AMT)                                   2,000,000     1,924,660
  Grapevine, Texas Industrial Development
    Corporate Revenue (Air Cargo)
    6.50% 1/1/24 (AMT)                                     920,000       955,724
  Houston, Texas Industrial Development
    Corporate Revenue (Air Cargo)
    6.375% 1/1/23 (AMT)                                  2,000,000     2,057,600
  Metropolitan Washington D.C. Airport
    Authority System Series A
    5.25% 10/1/32 (FGIC) (AMT)                           3,000,000     3,153,960
                                                                     -----------
                                                                       8,091,944
                                                                     -----------
City General Obligation Bonds - 3.45%
  New York City, New York
    Series H 6.125% 8/1/25                               4,960,000     5,565,914
    Series I 5.125% 3/1/23                               5,875,000     6,173,391
    Series J 5.25% 6/1/28                                5,400,000     5,715,360
                                                                     -----------
                                                                      17,454,665
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 1.36%
  Cass County, North Dakota Health
    Facilities Revenue (Catholic Health-Villa
    Nazareth Project) 6.25% 11/15/14                     1,000,000     1,013,820
 +Delaware County, Pennsylvania Authority
    Revenue (Main Line & Haverford
    Nursing and Rehabilitation Center)
    9.00% 8/1/22                                         1,860,000     1,133,205
  Gainesville & Hall County, Georgia
    Development Authority Revenue
    (Lanier Village Estates) Series C
    7.25% 11/15/29                                       1,000,000     1,078,670
  Lucas County, Ohio Health Care
    Facility Revenue
    (Sunset Retirement Communities)
    Series A 6.625% 8/15/30                              2,000,000     2,115,540
  Waukesha, Wisconsin Housing Authority
    (Westgrove Woods) Series A
    6.00% 12/1/31 (GNMA) (AMT)                           1,500,000     1,561,425
                                                                     -----------
                                                                       6,902,660
                                                                     -----------

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Corporate-Backed Revenue Bonds - 6.13%
  Alliance, Texas Airport Authority
    Special Facilities Revenue
    (Federal Express Corp. Project)
    6.375% 4/1/21 (AMT)                               $ 2,000,000    $ 2,141,300
  Ashland, Kentucky Sewer & Solid
    Waste Revenue (Ashland, Inc.)
    7.125% 2/1/22 (AMT)                                 5,000,000      5,236,400
 +Columbus, Kansas Industrial Revenue
    (ACE Electrical Acquisition)
    7.00% 8/1/17 (AMT)                                    800,000        439,888
  Indianapolis, Indiana Airport Authority
    Revenue (Federal Express Corp. Project)
    7.10% 1/15/17 (AMT)                                 7,800,000      8,131,188
  Pennsylvania Economic Development
    Financing Authority Wastewater
    Treatment Revenue
    (Sun Co., Inc. -R & M Project) Series A
    7.60% 12/1/24 (AMT)                                 5,000,000      5,300,650
  Phenix County, Alabama Industrial
    Development Board Environmental
    Improvement Revenue
    (Mead Westvaco Corp.) Series A
    6.35% 5/15/35 (AMT)                                 3,000,000      3,178,650
  Puerto Rico Industrial, Medical &
    Environmental Pollution Control
    Facilities Financing Authority Revenue
    (PepsiCo, Inc. Project) 6.25% 11/15/13              1,250,000      1,310,625
  Richmond County, Georgia Development
    Authority Environmental Improvement
    Revenue (International Paper Co.)
    Series B 5.95% 11/15/25 (AMT)                       5,000,000      5,274,050
                                                                     -----------
                                                                      31,012,751
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 4.91%
  Bi-State Development Agency Missouri,
    Illinois Metropolitan District
    (Metrolink Cross County Project)
    Series B 5.00% 10/1/32 (FSA)                        2,000,000      2,105,500
  Jacksonville, Florida Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                                9,500,000     10,021,740
  New York City, New York Transitional
    Finance Authority Series D
    5.00% 2/1/31                                        5,000,000      5,228,750
  Southeast Wisconsin Professional
    Baseball Park District Sales Tax Revenue
    Series A 5.50% 12/15/26 (MBIA)                      5,500,000      6,430,545
  Truth or Consequences, New Mexico Gross
    Receipts Tax Revenue 6.30% 7/1/16                   1,000,000      1,048,980
                                                                     -----------
                                                                      24,835,515
                                                                     -----------
Escrowed to Maturity Bonds - 5.53%
  Louisiana Public Facilities Authority
    Hospital Revenue
    (Southern Baptist Hospital, Inc.)
    8.00% 5/15/12                                       6,695,000      8,301,465
  Oklahoma State Turnpike Authority
    Revenue (First Senior)
    6.00% 1/1/22                                       13,535,000     16,717,349
  Virgin Islands Public Finance Authority
    Revenue Series A 7.30% 10/1/18                      2,200,000      2,968,790
                                                                     -----------
                                                                      27,987,604
                                                                     -----------

Statements                                           Delaware Tax-Free USA Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Higher Education Revenue Bonds - 11.09%
  California Educational Facilities
    Authority Revenue
    (University of South California)
    Series A 5.00% 10/1/33                           $ 8,000,000     $ 8,402,160
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                        250,000         261,513
  Illinois Educational Facilities Authority
    Student Housing Revenue
    (Educational Advancement Fund-
    University Center Project) 6.25% 5/1/30            5,000,000       5,192,100
  Maryland State Economic Development
    Corporation, Student Housing Revenue
    (University of Maryland College
    Park Project) 5.625% 6/1/35                        1,125,000       1,152,956
  Massachusetts State Health & Educational
    Facilities Authority Revenue
    (Nichols College) Series C
    6.00% 10/1/17                                      1,000,000       1,036,600
    6.125% 10/1/29                                     1,400,000       1,404,116
  Middlesex County, New Jersey
    Improvement Authority Revenue
    (Street Student Housing Project)
    Series A 5.00% 8/15/35                             4,500,000       4,532,400
  New Hampshire Higher Educational &
    Health Facilities Authority Revenue
    (New Hampton School Issue)
    5.375% 10/1/28                                     3,070,000       2,911,527
  New Jersey State Educational Facilities
    Revenue (Kean University) Series D
    5.00% 7/1/28 (FGIC)                                3,250,000       3,432,325
++New York State Dormitory Authority
    Revenues (Drivers-107) Inverse Floater
    12.576% 5/15/15 (MBIA)                            10,500,000      15,156,749
  Ohio State Higher Educational Facilities
    Revenue (Oberlin College Project)
    5.00% 10/1/33                                      2,000,000       2,093,820
  Payne County, Oklahoma Economic
    Development Authority Student
    Housing Revenue (Collegiate Housing
    Foundation-Oklahoma State University)
    Series A 6.375% 6/1/30                             4,000,000       4,928,760
  South Carolina Educational Facilities
    Authority for Non-Profit Institutions
    (Southern Wesleyan University)
    5.00% 3/1/25                                       1,200,000       1,156,164
  University of California Revenues
    Series A 5.00% 5/15/33 (AMBAC)                     3,250,000       3,415,100
  Vermont University & State Agriculture
    College 5.125% 10/1/37 (AMBAC)                     1,000,000       1,050,430
                                                                     -----------
                                                                      56,126,720
                                                                     -----------
Hospital Revenue Bonds - 9.63%
  Cando, North Dakota Nursing Facility
    Revenue (Towner County Medical
    Center Project) 7.125% 8/1/22                      1,000,000       1,018,760
  Chatham County, Georgia Hospital
    Authority Revenue
    (Memorial Health Medical Center)
    Series A 6.125% 1/1/24                             1,000,000       1,089,800

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Cuyahoga County, Ohio Revenue
    (Cleveland Clinic Health Systems)
    Series A 5.50%1/1/29                               $ 7,500,000   $ 7,893,974
  Henrico County, Virginia Economic
    Development Authority Revenue
    (Bon Secours Health System, Inc.)
    Series A 5.60% 11/15/30                              2,000,000     2,090,260
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Healthcare)
    5.625% 1/1/28                                        2,000,000     2,100,720
  Louisiana Public Facilities
    Authority Revenue
    (Ochsner Clinic Foundation Project)
    Series B 5.50% 5/15/32                               1,750,000     1,817,113
  Maryland State Health & Higher
    Educational Facilities Authority Revenue
    (Sheppard Pratt) Series A
    5.25% 7/1/35                                         2,150,000     2,228,583
  Michigan State Hospital Finance
    Authority Revenue
    (Ascension Health Credit Group)
    Series B 5.25% 11/15/26                              3,500,000     3,649,905
    (Oakwood Obligation Group)
    Series A 5.75% 4/1/32                                2,500,000     2,643,975
    (Trinity Health Credit) Series C
    5.375% 12/1/30                                       6,000,000     6,294,240
  New Jersey Health Care Facilities
    Financing Authority Revenue
    (Capital Health System Obligation Group)
    Series A 5.375% 7/1/33                               1,000,000     1,013,120
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.35% 10/1/36                                        1,750,000     1,815,485
  South Carolina Jobs Economic Development
    Authority Revenue
    (Bon Secours Health System, Inc.)
    Series A 5.625% 11/15/30                             5,000,000     5,103,050
  South Miami, Florida Health Facilities
    Authority Hospital Revenue
    (Baptist Health South Florida Group)
    5.25% 11/15/33                                       4,000,000     4,122,000
  St. Louis Park, Minnesota Health Care
    Facilities Revenue
    (Park Nicollet Health Services)
    Series B 5.25% 7/1/30                                2,500,000     2,579,400
  Tangipahoa Parish, Louisiana Hospital
    Service District #1 Hospital Revenue
    (North Oaks Medical Center Project)
    Series A 5.00% 2/1/30                                3,250,000     3,278,503
                                                                     -----------
                                                                      48,738,888
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 14.01%
  Brazos, Texas River Authority Pollution
    Revenue (TXU Energy Co. Project)
    Series B 6.30% 7/1/32 (AMT)                          3,500,000     3,667,685
  Claiborne County, Mississippi Pollution
    Control Revenue
    (System Energy Resources, Inc. Project)
    7.30% 5/1/25                                         3,000,000     3,012,150

Statements                                           Delaware Tax-Free USA Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Investor Owned Utilities Revenue Bonds (continued)
  Clark County, Nevada Industrial
    Development Revenue
    (Nevada Power Co. Project)
    Series C 7.20% 10/1/22                             $ 8,000,000   $ 8,178,400
  Luzerne County, Pennsylvania Industrial
    Development Authority
    (Pennsylvania Gas & Water Co. Project)
    Series A 7.00% 12/1/17 (AMBAC) (AMT)                 4,000,000     4,249,000
  Midland County, Michigan Economic
    Development Subordinate Limited
    Obligation (Midland Congeneration)
    Series A 6.875% 7/23/09 (AMT)                        3,050,000     3,195,577
  Mississippi Business Finance Corporation
    Pollution Control Revenue
    (System Energy Resources, Inc. Project)
    5.90% 5/1/22                                         3,000,000     3,024,360
  Petersburg, Indiana Pollution
    Control Revenue
    (Indianapolis Power & Light Co. Project)
    6.375% 11/1/29 (AMT)                                 4,250,000     4,522,255
    6.625% 12/1/24                                       4,500,000     4,638,465
  Port Morrow, Oregon Pollution
    Control Revenue
    (Portland General Electric Co.)
    Series A 5.20% 5/1/33                                2,000,000     2,107,780
  Sabine River Authority, Texas Pollution
    Control Revenue
    (Southwestern Electric Power Co.)
    6.10% 4/1/18 (MBIA)                                  4,000,000     4,396,360
  Suffolk County, New York Industrial
    Agency Development Revenue
    (Keyspan-Port Jefferson Project)
    5.25% 6/1/27 (AMT)                                   3,500,000     3,579,835
  Sweetwater County, Wyoming Pollution
    Control Revenue
    (Idaho Power Co. Project)
    Series A 6.05% 7/15/26                               5,000,000     5,194,700
  West Feliciana Parish, Louisiana Pollution
    Control Revenue
    (Gulf States Utilities Co. Project)
    Series A 7.50% 5/1/15                               20,700,000    21,083,984
                                                                     -----------
                                                                      70,850,551
                                                                     -----------
Miscellaneous Revenue Bonds - 0.64%
  Director State, Nevada Department of
    Business & Industry
    (Las Vegas Monorail Project) 2nd Tier
    7.375% 1/1/40                                        1,000,000       985,600
  Wisconsin Center District Tax Revenue
    (Junior Dedicated) 5.25% 12/15/23 (FSA)              2,000,000     2,267,260
                                                                     -----------
                                                                       3,252,860
                                                                     -----------
Multi Family Housing Revenue Bonds - 0.93%
  Carlsbad, New Mexico Housing
    Corporation Multifamily Revenue
    (Colonial Hillcrest) 7.375% 8/15/27                  1,000,000       951,430
  Milwaukee, Wisconsin Redevelopment
    Authority Multifamily Revenue
    (City Hall Square)
    6.30% 8/1/38 (FHA) (AMT)                             1,455,000     1,538,459

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Multi Family Housing Revenue Bonds (continued)
  North Dakota State Housing Finance
    Agency Multifamily Revenue
    Series A 6.15% 12/1/17 (FNMA)                     $ 1,300,000    $ 1,362,686
  Southeastern New Mexico Affordable
    Housing Corporation Multifamily
    Revenue (Casa Hermosa Apartments)
    7.25% 12/1/27                                       1,000,000        854,290
                                                                     -----------
                                                                       4,706,865
                                                                     -----------
Municipal Lease Revenue Bonds - 5.30%
  Alexandria, Virginia Industrial Development
    Authority Revenue
    (Institute for Defense Analyses)
    Series A 5.90% 10/1/30 (AMBAC)                      5,000,000      5,830,750
  Cudahy, Wisconsin Community Development
    Authority Lease Revenue 6.00% 6/1/11                1,000,000      1,095,120
  Golden State, California Tobacco
    Securitization Corporation
    Settlement Revenue
    Series B 5.50% 6/1/43                               7,500,000      7,645,950
    Series B 5.625% 6/1/38                              7,500,000      7,728,450
  Idaho State Building Authority Revenue
    Series A 5.00% 9/1/43 (XLCA)                        1,000,000      1,039,860
  Linn County, Kansas Certificates
    of Participation 7.25% 3/1/13 (AMT)                   350,000        340,886
  St. Paul, Minnesota Port Authority Lease
    Revenue (Robert Street Office Building)
    4.75% 12/1/23                                       3,000,000      3,107,730
                                                                     -----------
                                                                      26,788,746
                                                                     -----------
*Pre-Refunded Bonds - 5.37%
  Iowa Finance Authority Revenue
    (State Revolving Fund)
    Combined Series 6.25% 5/1/24-04                     1,750,000      1,784,020
  Michigan State Hospital Finance
    Authority Revenue
    (Genesys Health Systems) Series A
    7.50% 10/1/27-05                                    8,130,000      8,949,341
    8.125% 10/1/21-05                                   4,000,000      4,520,080
  Mississippi Development Bank Special
    Obligation
    (Madison County Hospital Project)
    6.30% 7/1/22-09                                     2,070,000      2,516,623
  New York City, New York Series H
    6.125% 8/1/25-07                                       40,000         46,374
  North Dakota State Building Authority
    Lease Revenue Series A
    6.10% 12/1/16-04 (FSA)                              1,480,000      1,537,676
  Puerto Rico Industrial, Tourist,
    Educational, Medical & Environmental
    Control Facilities
    (Polytechnic University Project)
    Series A 6.50% 8/1/24-04                            1,910,000      1,992,990
  Puerto Rico Municipal Finance Agency
    Series A 6.00% 7/1/14-04 (FSA)                      3,500,000      3,613,610
  Southeast Wisconsin Professional Baseball
    Park District Sales Tax Revenue
    5.80% 12/15/26-07 (MBIA)                            1,000,000      1,134,770
  Wisconsin Housing Finance Authority
    Revenue 6.10% 6/1/21-17 (FHA)                         890,000      1,058,815
                                                                     -----------
                                                                      27,154,299
                                                                     -----------
                                       3

Statements                                           Delaware Tax-Free USA Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Public Utility District Revenue Bonds - 3.13%
  Chelan County, Washington Public
    Utilities District #001
    Consolidated Revenue
    (Chelan Hydro System) Series A
    5.45% 7/1/37 (AMBAC) (AMT)                         $ 5,000,000   $ 5,340,350
  Richmond, Virginia Public Utilities
    Revenue 5.00% 1/15/27 (FSA)                         10,000,000    10,479,700
                                                                     -----------
                                                                      15,820,050
                                                                     -----------
Recreational Area Revenue Bonds - 0.97%
  New York, New York City Trust Cultural
    Restoration Revenue
    (Wildlife Conservation Society)
    5.00% 2/1/34 (FGIC)                                  3,500,000     3,700,235
  Santa Fe, New Mexico Municipal
    Recreation Complex Net Revenue
    5.625% 12/1/23                                       1,190,000     1,187,073
                                                                     -----------
                                                                       4,887,308
                                                                     -----------
School District General Obligation Bonds - 0.50%
  Lewisville, Texas Independent School
    District Permanent School Fund
    6.15% 8/15/21                                        2,160,000     2,513,570
                                                                     -----------
                                                                       2,513,570
                                                                     -----------
Single Family Housing Revenue Bonds - 0.61%
  New Mexico Mortgage Finance Authority
    Series B Class III 6.75% 7/1/25
    (FNMA) (GNMA)                                          500,000       508,925
    Series E 6.95% 1/1/26 (FNMA) (GNMA)                    460,000       478,814
    Series F 6.85% 1/1/21 (FNMA) (GNMA)                    180,000       183,245
  North Dakota State Housing
    Finance Agency Revenue
    Series A 6.30% 7/1/16 (AMT)                            750,000       790,598
    Series B 6.25% 1/1/17 (AMT)                            660,000       680,064
  Santa Fe, New Mexico Single Family
    Mortgage Revenue
    6.20% 11/1/16 (FNMA) (GNMA) (AMT)                      295,000       297,248
  Utah State Housing Finance Agency Single
    Family Mortgage
    Series A 7.20% 1/1/27 (FHA) (VA) (AMT)                 150,000       155,331
                                                                     -----------
                                                                       3,094,225
                                                                     -----------
State General Obligation Bonds - 1.03%
  California State 5.00% 2/1/31 (MBIA)                   5,000,000     5,225,000
                                                                     -----------
                                                                       5,225,000
                                                                     -----------
Territorial General Obligation Bonds - 4.04%
  Puerto Rico Commonwealth
    Public Improvement
    5.375% 7/1/21 (MBIA)                                    50,000        56,860
    Series A 5.125% 7/1/31                              10,375,000    10,799,130
    Series A 5.50% 7/1/19 (MBIA)                         8,000,000     9,564,720
                                                                     -----------
                                                                      20,420,710
                                                                     -----------
Territorial Revenue Bonds - 4.65%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series G 5.00% 7/1/42                               10,000,000    10,350,400
  Puerto Rico Commonwealth Industrial
    Development Company General Purpose
    Revenues Series B 5.375% 7/1/16                      1,000,000     1,109,380

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Territorial Revenue Bonds (continued)
  Puerto Rico Electric Power
    Authority Revenue
    Series II 5.25% 7/1/31                           $  6,000,000   $  6,375,120
    Series U 6.00% 7/1/14                               2,550,000      2,638,103
  Puerto Rico Housing, Bank & Finance
    Agency Single Family Mortgage
    Revenue 6.25% 4/1/29
    (FHLMC) (FNMA) (GNMA) (AMT)                         1,240,000      1,286,438
  Puerto Rico Industrial, Tourist, Educational,
    Medical & Environmental Control
    Facilities (Hospital Auxilio Mutuo
    Obligated Group) Series A
    6.25% 7/1/24 (MBIA)                                 1,200,000      1,267,836
  Virgin Islands Water & Power Authority
    Water System Revenue 5.50% 7/1/17                     510,000        522,148
                                                                    ------------
                                                                      23,549,425
                                                                    ------------
Turnpike/Toll Road Revenue Bonds - 4.63%
  New Jersey State Highway Authority
    Garden State Parkway General Revenue
    (Senior Parkway)
    5.50% 1/1/14 (FGIC)                                 5,000,000      5,911,050
    5.50% 1/1/15 (FGIC)                                 7,310,000      8,666,736
  Ohio State Turnpike Commission
    Revenue Series A
    5.50% 2/15/24 (FGIC)                                5,000,000      5,809,600
    5.50% 2/15/26 (FGIC)                                2,590,000      3,022,763
                                                                    ------------
                                                                      23,410,149
                                                                    ------------
Water & Sewer Revenue Bonds - 4.19%
  New York City, New York Municipal
    Water Finance Authority Water &
    Sewer System Revenue Series A
    5.00% 6/15/35                                       5,000,000      5,227,800
    5.125% 6/15/34                                     12,000,000     12,608,040
  West Virginia State Water Development
    Authority Revenue (Loan Program III)
    Series A 6.375% 7/1/39 (AMBAC) (AMT)                2,890,000      3,375,780
                                                                    ------------
                                                                      21,211,620
                                                                    ------------
Total Municipal Bonds (cost $449,940,912)                            487,550,369
                                                                    ------------
**Variable Rate Demand Notes - 2.98%
Airline Revenue Bonds - 0.44%
  Clayton County, Georgia Development
    Authority Special Facilities Revenue
    (Delta Air Lines Project) Series A
    0.97% 6/1/29                                        2,250,000      2,250,000
                                                                    ------------
                                                                       2,250,000
                                                                    ------------
City General Obligation Bonds - 0.52%
  Lancaster County, Pennsylvania Series B
    0.95% 11/1/16 (FSA)                                 2,650,000      2,650,000
                                                                    ------------
                                                                       2,650,000
                                                                    ------------
Continuing Care/Retirement Revenue Bonds - 0.59%
  North Carolina Medical Care Common
    Health Care Facilities Revenue
    (Carol Woods Project) 1.05% 4/1/31
    (RADIAN)                                            2,960,000      2,960,000
                                                                    ------------
                                                                       2,960,000
                                                                    ------------

Statements                                           Delaware Tax-Free USA Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
**Variable Rate Demand Notes (continued)
Higher Education Revenue Bonds - 0.34%
  Idaho State University Foundation
    Income Revenue
    (L.E. & Thelma Stephens Project)
    0.95% 5/1/21 (LOC Wells Fargo Bank)             $    500,000   $    500,000
  Maryland State Economic Development
    Corporate Revenue
    (CHF College Park LLC) Series A
    0.95% 6/1/32 (LOC Wachovia Bank)                   1,200,000      1,200,000
                                                                   ------------
                                                                      1,700,000
                                                                   ------------
Hospital Revenue Bonds - 1.09%
  Loudoun County, Virginia Industrial
    Development Authority Revenue
    (Howard Hughes Medical Institution)
    Series E 0.97% 2/15/38                             3,000,000      3,000,000
  New Castle, Pennsylvania Area Hospital
    Authority Revenue
    (Jameson Memorial Hospital)
    0.90% 7/1/26                                         500,000        500,000
  Vermont Educational & Health Buildings
    Financing Agency Revenue
    (Rutland Regional Medical Center)
    Series A 1.04% 4/1/32 (RADIAN)                     2,000,000      2,000,000
                                                                   ------------
                                                                      5,500,000
                                                                   ------------
Total Variable Rate Demand Notes
  (Cost $15,060,000)                                                 15,060,000
                                                                   ------------

Total Market Value of Securities - 99.35%
  (cost $465,000,912)                                               502,610,369
Receivables and Other Assets
  Net of Liabilities - 0.65%                                          3,299,978
                                                                   ------------
Net Assets Applicable to 43,214,497 Shares
  Outstanding - 100.00%                                            $505,910,347
                                                                   ============

Net Asset Value - Delaware Tax-Free USA Fund Class A
  ($471,418,174 / 40,268,193 Shares)                                     $11.71
                                                                         ------
Net Asset Value - Delaware Tax-Free USA Fund Class B
  ($28,241,164 / 2,412,352 Shares)                                       $11.71
                                                                         ------
Net Asset Value - Delaware Tax-Free USA Fund Class C
  ($6,251,009 / 533,952 Shares)                                          $11.71
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $479,017,583
Distributions in excess of net investment income                        (12,071)
Accumulated net realized loss on investments                        (10,704,622)
Net unrealized appreciation of investments                           37,609,457
                                                                   ------------
Total net assets                                                   $505,910,347
                                                                   ============

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**The interest rate shown is the rate as of February 29, 2004.
 +Non-income producing security. Security is currently in default.
 ++An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHA - Insured by the Federal Housing Administration
FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association RADIAN - by Radian Asset Assurance
VA - Insured by the Veterans Administration
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free USA Fund
Net asset value Class A (A)                                               $11.71
Sales charge (4.50% of offering price, or 4.70% of
  amount invested per share) (B)                                            0.55
                                                                          ------
Offering price                                                            $12.26
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                                       Delaware Tax-Free Insured Fund
  OF NET ASSETS (CONTINUED)                      February 29, 2004 (Unaudited)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds - 101.88%
Airline Revenue Bonds - 1.30%
  New Jersey Economic Development
    Authority Special Facility Revenue
    (Continental Airlines, Inc. Project)
    6.25% 9/15/29 (AMT)                                $1,000,000     $  861,700
                                                                      ----------
                                                                         861,700
                                                                      ----------
Airport Revenue Bonds - 4.01%
  Dallas-Fort Worth, Texas International
    Airport Revenue Series A
    5.50% 11/1/31 (FGIC) (AMT)                          1,500,000      1,607,940
  Metropolitan Washington DC Airport
    Authority System Series A
    5.25% 10/1/32 (FGIC) (AMT)                          1,000,000      1,051,320
                                                                      ----------
                                                                       2,659,260
                                                                      ----------
City General Obligation Bonds - 7.80%
  Melrose Park, Illinois Tax Increment
    Series B 6.00% 12/15/19 (FSA)                       1,250,000      1,488,550
  Powell, Ohio 5.50% 12/1/32 (FGIC)                     2,000,000      2,198,960
  Vancouver, Washington Limited Tax
    5.50% 12/1/25 (AMBAC)                               1,250,000      1,478,313
                                                                      ----------
                                                                       5,165,823
                                                                      ----------
Dedicated Tax & Fees Revenue Bonds - 3.42%
  Jacksonville, Florida Sales Tax Revenue
    5.00% 10/1/30 (MBIA)                                1,000,000      1,054,920
  Tampa, Florida Sports Authority Revenue
    (Tampa Bay Arena Project) Sales Tax
    5.75% 10/1/20 (MBIA)                                1,000,000      1,208,660
                                                                      ----------
                                                                       2,263,580
                                                                      ----------
Higher Education Revenue Bonds - 8.14%
  Amherst, New York Industrial Agency
    Civic Facilities Revenue
    (UBF Faculty Student Housing) Series A
    5.75% 8/1/30 (AMBAC)                                1,300,000      1,487,499
  Illinois Educational Facilities Authority
    Student Housing Revenue
    (Educational Advancement Funding -
    University Center Project) 6.25% 5/1/34             1,000,000      1,030,150
  Massachusetts State Development
    Finance Agency Revenue
    (Massachusetts College of Pharmacy)
    Series C 5.75% 7/1/33                                 500,000        507,475
  Massachusetts State Industrial Finance
    Agency Revenue Higher Education
    (Clark University Project) 6.10% 7/1/16             1,250,000      1,339,213
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Widener University) 5.375% 7/15/29                 1,000,000      1,026,620
                                                                      ----------
                                                                       5,390,957
                                                                      ----------
Hospital Revenue Bonds - 7.04%
  Knox County, Tennessee Health,
    Educational & Housing Facilities
    Board Hospital Revenue
    (East Tennessee Hospital Project)
    Series B 5.75% 7/1/33                               1,000,000      1,037,600
  New Jersey Health Care Facilities
    Financing Authority Revenue
    (Capital Health System Obligation Group)
    Series A 5.00% 7/1/26                               1,250,000      1,242,425

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Prince William County, Virginia Industrial
    Development Authority Hospital
    Revenue (Potomac Hospital Project)
    5.20% 10/1/30                                       $1,000,000    $1,026,690
  Tangipahoa Parish, Louisiana Hospital
    Service District #1 Hospital Revenue
    (North Oaks Medical Center Project)
    Series A 5.00% 2/1/25                                1,330,000     1,355,204
                                                                      ----------
                                                                       4,661,919
                                                                      ----------
Investor Owned Utilities Revenue Bonds - 14.64%
  Luzerne County, Pennsylvania Industrial
    Development Authority
    (Pennsylvania Gas & Water Co. Project)
    Series A 7.00% 12/1/17 (AMBAC) (AMT)                 1,000,000     1,062,250
  Mason County, West Virginia Pollution
    Control Revenue
    (Appalachian Power Co. Project)
    Series K 6.05% 12/1/24 (AMBAC)                       3,000,000     3,520,530
  Petersburg, Indiana Pollution
    Control Revenue
    (Indianapolis Power & Light Co. Project)
    6.375% 11/1/29 (AMT)                                   750,000       798,045
  Salem County, New Jersey Industrial
    Pollution Control Financing
    Authority Revenue
   (Public Service Electric & Gas Co.)
    Series D 6.55% 10/1/29 (MBIA)                        3,600,000     3,780,143
  South Carolina Jobs Economic Development
    Authority Industrial Revenue
    (South Carolina Electric & Co. Project)
    Series B 5.45% 11/1/32 (AMBAC) (AMT)                   500,000       536,715
                                                                      ----------
                                                                       9,697,683
                                                                      ----------
Multi Family Housing Revenue Bonds - 9.47%
  Franklin County, Ohio Multi Family Revenue
    (Alger Green) Series A
    5.80% 5/20/44 (GNMA) (AMT)                           1,150,000     1,228,867
  Illinois Development Finance Authority
    Revenue (Section 8) Series A
    5.80% 7/1/28 (FHA) (MBIA)                            2,790,000     2,939,627
  Illinois Housing Development Authority
    Multi Family Revenue
    (Crystal Lake Preservation) Series A -1
    5.80% 12/20/41 (GNMA)                                2,000,000     2,104,940
                                                                      ----------
                                                                       6,273,434
                                                                      ----------
Municipal Lease Revenue Bonds - 4.46%
  Alexandria, Virginia Industrial Development
    Authority Revenue
    (Institute for Defense Analyses)
    Series A 5.90% 10/1/30 (AMBAC)                       1,000,000     1,166,150
  Golden State, California Tobacco
    Securitization Corporation Settlement
    Revenue Series B 5.50% 6/1/43                        1,000,000     1,019,460
  Loudoun County, Virginia Industrial
    Development Authority Public Safety
    Facility Lease Revenue Series A
    5.25% 12/15/23 (FSA)                                   700,000       767,347
                                                                      ----------
                                                                       2,952,957
                                                                      ----------

Statements                                        Delaware Tax-Free Insured Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
  Political Subdivision General Obligation Bonds - 0.92%
    State Clair County, Michigan
    5.00% 4/1/21 (AMBAC)                               $   565,000   $   610,307
                                                                     -----------
                                                                         610,307
                                                                     -----------
*Pre-Refunded Bonds - 14.95%
  Michigan State Hospital Finance Authority
    Revenue (Genesys Health Systems)
    Series A 7.50% 10/1/27-05                            1,500,000     1,651,170
  Regional Transportation Authority
    Illinois Revenue Series D
    6.75% 6/1/25-04 (FGIC)                               7,970,000     8,250,065
                                                                     -----------
                                                                       9,901,235
                                                                     -----------
Public Utility District Revenue Bonds - 5.16%
  Austin, Texas Revenue Subordinate Lien
    5.25% 5/15/20 (MBIA)                                 3,000,000     3,418,980
                                                                     -----------
                                                                       3,418,980
                                                                     -----------
Recreational Area Revenue Bonds - 1.45%
  Hoffman Estates, Illinois Park District Debt
    Certificates 4.50% 12/1/23                           1,000,000       962,530
                                                                     -----------
                                                                         962,530
                                                                     -----------
School District General Obligation Bonds - 4.48%
  Brookville, Ohio Local School District
    5.00% 12/1/26 (FSA)                                    500,000       530,290
  Jackson, Ohio Local School District
    (Stark & Summit Counties) School
    Facilities 5.625% 12/1/25 (FSA)                      1,000,000     1,117,640
  Pomona, California United School District
    Series A 6.55% 8/1/29 (MBIA)                         1,000,000     1,320,530
                                                                     -----------
                                                                       2,968,460
                                                                     -----------
Single Family Housing Revenue Bonds - 1.36%
  New Mexico Mortgage Finance Authority
    Single Family Mortgage Program Series C
    6.20% 7/1/26 (FNMA) (GNMA)                             870,000       903,939
                                                                     -----------
                                                                         903,939
                                                                     -----------
Territorial General Obligation Bonds - 1.81%
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.50% 7/1/19 (MBIA)                                  1,000,000     1,195,590
                                                                     -----------
                                                                       1,195,590
                                                                     -----------
Territorial Revenue Bonds - 7.68%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue Series E
    5.50% 7/1/17 (FSA)                                   1,250,000     1,499,113
    5.50% 7/1/19 (FSA)                                   3,000,000     3,586,770
                                                                     -----------
                                                                       5,085,883
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 3.79%
  Harris County, Texas Toll Road Subordinate
    Lien 5.00% 8/15/25 (FGIC)                            1,250,000     1,321,488
  New Jersey State Highway Authority Garden
    State Parkway General Revenue
    5.50% 1/1/16 (FGIC)                                  1,000,000     1,187,700
                                                                     -----------
                                                                       2,509,188
                                                                     -----------
Total Municipal Bonds (cost $62,192,969)                              67,483,425
                                                                     -----------

Total Market Value of Securities - 101.88%
  (cost $62,192,969)                                                $67,483,425
Liabilities Net of Receivables and
  Other Assets - (1.88%)                                             (1,246,663)
                                                                    -----------
Net Assets Applicable to 5,851,274 Shares
  Outstanding - 100.00%                                             $66,236,762
                                                                    ===========

Net Asset Value - Delaware Tax-Free Insured Fund
  Class A ($57,421,351 / 5,072,547 Shares)                               $11.32
                                                                         ------
Net Asset Value - Delaware Tax-Free Insured Fund
  Class B ($6,964,536 / 615,226 Shares)                                  $11.32
                                                                         ------
Net Asset Value - Delaware Tax-Free Insured Fund
  Class C ($1,850,875 / 163,501 Shares)                                  $11.32
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $61,085,630
Distributions in excess of net investment income                         (1,520)
Accumulated net realized loss on investments                           (137,804)
Net unrealized appreciation of investments                            5,290,456
                                                                    -----------
Total net assets                                                    $66,236,762
                                                                    ===========

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price per Share -
 Delaware Tax-Free Insured Fund
Net asset value Class A (A)                                              $11.32
Sales charge (4.50% offering price, or 4.68% of
 amount invested per share) (B)                                            0.53
                                                                         ------
Offering price                                                           $11.85
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                              Delaware Tax-Free USA Intermediate Fund
  OF NET ASSETS (CONTINUED)             February 29, 2004 (Unaudited)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds - 93.86%
Airport Revenue Bonds - 2.28%
  Chicago, Illinois O' Hare International
    Airport Revenue General-Airport-Third
    Lein Series A-2
    5.75% 1/1/20 (FSA) (AMT)                             $1,000,000   $1,126,870
  Metropolitan, Washington D.C. Airport
    Authority Systems Series A
    5.50% 10/1/19-00 (FGIC) (AMT)                         1,000,000    1,109,500
                                                                      ----------
                                                                       2,236,370
                                                                      ----------
City General Obligation Bonds - 3.94%
  New York City, New York
    Series G 5.25% 8/1/15                                 1,000,000    1,115,890
    Series J 5.50% 6/1/23                                 1,000,000    1,096,010
  Powell, Ohio 5.50% 12/1/25 (FGIC)                       1,500,000    1,658,385
                                                                      ----------
                                                                       3,870,285
                                                                      ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.05%
  Suffolk, Virginia Industrial
    Development Authority
    (Hotel & Conference Center Project)
    5.00% 10/1/23 (ACA)                                   1,000,000    1,027,970
                                                                      ----------
                                                                       1,027,970
                                                                      ----------
Corporate-Backed Revenue Bonds - 8.21%
  Alliance, Texas Airport Authority
    Special Facilities Revenue
    (Federal Express Corp. Project)
    6.375% 4/1/21 (AMT)                                   1,000,000    1,070,650
  Cartersville, Georgia Development Authority
    Waste & Wastewater Facilities Revenue
    (Anheuser Busch Project)
    5.10% 2/1/12 (AMT)                                      450,000      499,163
  Michigan State Strategic Funding Limited
    Obligation Revenue
    (Detroit Edison Co. Project) Series A
    5.50% 6/1/30 (XLCA) (AMT)                             1,000,000    1,083,890
  Ohio State Air Quality Development
    Authority Revenue Environmental
    Improvement (USX Project)
    5.00% 11/1/15                                         1,000,000    1,094,420
  Pennsylvania Economic Development
    Financing Authority Wastewater
    Treatment Revenue
    (Sun Co. Inc. -R & M Project)
    Series A 7.60% 12/1/24 (AMT)                          1,000,000    1,060,130
  Prattville, Alabama Industrial Development
    Board Environmental Improvement
    Revenue (International Paper Co. Project)
    Series A 6.70% 3/1/24 (AMT)                           1,500,000    1,637,235
  Sugar Creek, Missouri Industrial
    Development Revenue
    (Lafarge North America) Series A
    5.65% 6/1/37 (AMT)                                      500,000      509,625
  Toledo, Lucas County, Ohio Port Authority
    Development Revenue (Northwest Ohio
    Bond Fund - Alex Products Inc.)
    Series B 6.125% 11/15/09
    (LOC Fifth Third Bank) (AMT)                          1,000,000    1,109,990
                                                                      ----------
                                                                       8,065,103
                                                                      ----------

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Dedicated Tax & Fees Revenue Bonds - 4.48%
  Casa Grande, Arizona Excise Tax Revenue
    5.00% 4/1/22 (AMBAC)                                 $1,600,000   $1,720,048
  Ernest N. Morial - New Orleans, Louisiana
    Exhibit Hall Authority Special Tax
    Senior Subordinate Series A
    5.25% 7/15/28 (AMBAC)                                 1,000,000    1,075,230
  New York City Transitional Finance Authority
    Future Tax Secured Series D
    5.00% 2/1/27                                          1,535,000    1,608,695
                                                                      ----------
                                                                       4,403,973
                                                                      ----------
Escrowed to Maturity Bonds - 0.34%
  Metropolitan Pier & Exposition Authority
    Illinois Hospitality Facilities
    (McCormick Place Convention Center)
    5.75% 7/1/06                                            315,000      333,040
                                                                      ----------
                                                                         333,040
                                                                      ----------
Higher Education Revenue Bonds - 16.78%
  Forest Grove, Oregon Revenue Campus
    (Pacific University)
    6.30% 5/1/25 (RADIAN)                                 1,000,000    1,148,540
  Illinois Educational Facilities Authority
    Student Housing Revenue
    (Educational Advancement -
    University Center Project) 6.00% 5/1/22                 750,000      770,963
  Lynchburg, Virginia Industrial Development
    Authority Educational Facilities Revenue
    (Lynchburg College) 5.25% 9/1/33                      1,000,000    1,030,570
  Massachusetts State Health & Educational
    Facilities Authority Revenue
    (Nichols College) Series C
    6.125% 10/1/29                                        1,000,000    1,002,940
  Michigan Higher Education Facilities
    Authority Revenue
    (Kalamazoo College Project)
    5.50% 12/1/19                                           500,000      551,245
  Michigan Technology University Series A
    5.00% 10/1/22 (MBIA)                                  1,115,000    1,192,526
  Middlesex County, New Jersey Improvement
    Authority Revenue
    (Street Student Housing Project)
    Series A 5.00% 8/15/35                                1,000,000    1,007,200
  New Jersey State Educational Facilities
    Authority Revenue
    (Georgian Court College Project)
    Series C 6.50% 7/1/33                                   500,000      559,965
  New York State Dormitory Authority Revenues
    (Brooklyn Law School)
    Series A 5.50% 7/1/18 (RADIAN)                        1,000,000    1,122,160
    (Long Island University)
    Series B 5.50% 9/1/20 (RADIAN)                        1,000,000    1,103,950
  Ohio State Higher Educational Facility
    Revenue (John Carroll University)
    5.50% 11/15/18                                          335,000      380,161
    (Kenyon College Project) 4.70% 7/1/37                 1,000,000    1,066,130
  Ohio State University General Receipts
    Series B 5.25% 6/1/21                                 1,000,000    1,097,920

Statements                              Delaware Tax-Free USA Intermediate Fund
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Higher Education Revenue Bonds (continued)
  Pennsylvania State Higher Educational
    Facilities Authority College & University
    Revenue (Geneva College Project)
    6.125% 4/1/22                                      $ 1,000,000   $ 1,048,640
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Dickenson College) Series AA1
    5.00% 11/1/26 (RADIAN)                                 500,000       513,285
  South Carolina Educational Facilities
    Authority for Private Nonprofit Institutions
    (Southern Wesleyan University)
    5.00% 3/1/20                                         1,475,000     1,474,985
  University of California Revenue Series A
    5.125% 5/15/20 (AMBAC)                                 250,000       273,605
  University of Oklahoma Research Facilities
    5.00% 3/1/23 (AMBAC)                                 1,065,000     1,137,015
                                                                     -----------
                                                                      16,481,800
                                                                     -----------
Hospital Revenue Bonds - 12.31%
  Carrington, North Dakota Health Facilities
    Revenue (Carrington Health Center Project)
    6.25% 11/15/15                                         500,000       505,985
  Chatham County, Georgia Hospital Authority
    Revenue (Memorial Health Medical Center)
    Series A 6.125% 1/1/24                               1,000,000     1,089,800
  Cuyahoga County, Ohio Revenue
    (Cleveland Clinic Health System)
    Series A 6.00% 1/1/21                                1,000,000     1,111,320
  Lancaster County, Pennsylvania Hospital
    Authority Revenue
    (Lancaster General Hospital Project)
    5.75% 3/15/21                                        1,000,000     1,078,020
  Lebanon County, Pennsylvania Health
    Facilities Authority Revenue
    (Good Samaritan Hospital Project)
    4.50% 11/15/18                                         500,000       489,170
  Maryland State Health & Higher Education
    Facilities Authority Revenue
    (Union Hospital of Cecil County)
    5.625% 7/1/32                                          500,000       525,420
  Michigan State Hospital Finance Authority
    Revenue (Trinity Health Credit)
    Series C 5.375% 12/1/23                                500,000       529,310
  Minneapolis Health Care System Revenue
    (Allina Health Systems)
    Series A 5.75% 11/15/32                                500,000       533,655
  New Hampshire Health & Education Facilities
    Authority Revenue (Elliot Hospital)
    Series B 5.60% 10/1/22                               1,000,000     1,031,010
  New Jersey Health Care Facilities Financing
    Authority Revenue Health Systems
    (Catholic Health East Project)
    Series A 5.375% 11/15/33                               845,000       871,018
  North Texas Health Facilities Development
    Corporation Hospital Revenue
    (United Regional Health Care
    System, Inc. Project) 6.00% 9/1/23                   1,000,000     1,063,670
  Prince William County, Virginia Industrial
    Development Authority Hospital Revenue
    (Potomac Hospital Project)
    5.20% 10/1/30                                          545,000       559,546

                                                        Principal      Market
                                                         Amount        Value
Municipal Bonds (continued)
Hospital Revenue Bonds (continued)
  Southcentral, Pennsylvania General
    Authority Revenue
    (Wellspan Health Obligated Project)
    5.625% 5/15/26                                     $ 1,000,000   $ 1,058,530
  Terrebonne Parish, Louisiana Hospital
    Service District #1 Hospital Revenue
    (Terrebonne General Medical Center Project)
    5.50% 4/1/33 (AMBAC)                                 1,500,000     1,641,465
                                                                     -----------
                                                                      12,087,919
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 8.58%
  Cambria County, Pennsylvania Industrial
    Development Authority Pollution
    Control Revenue
    (Pennsylvania Electric Co. Project)
    Series A 5.80% 11/1/20 (MBIA)                          500,000       541,865
  Connecticut State Development Authority
    Pollution Control Revenue
    (Connecticut Light & Power Co.)
    3.35% 5/1/31 (AMBAC) (AMT)                           1,300,000     1,340,521
  Forsyth, Montana Pollution Control Revenue
    (Portland General) Series A
    5.20% 5/1/33                                         1,005,000     1,055,712
  Maricopa County, Arizona Pollution Control
    Corporation Pollution Control Revenue
    (El Paso Electric Co. Project)
    A 6.375% 8/1/15                                        750,000       788,333
  Montgomery County, Pennsylvania Industrial
    Development Authority Pollution
    Control Revenue (PECO Energy Co.)
    Series A 5.20% 10/1/30                               1,000,000     1,018,780
  Sabine River Authority, Texas Pollution
    Control Revenue (TXU Electric Co. Project)
    Series A 5.50% 5/1/22                                1,000,000     1,093,220
  Saint Charles Parish, Louisiana Pollution
    Control Revenue (Entergy Louisiana Inc.)
    Series A 4.90% 6/1/30                                1,000,000     1,028,290
  South Carolina Jobs Economic Development
    Authority Industrial Revenue
    (South Carolina Electric and
    Gas Co. Project) Series B
    5.45% 11/1/32 (AMBAC) (AMT)                            500,000       536,715
  West Feliciana Parish, Louisiana
    Pollution Control Revenue
    (Gulf States Utilities Co. Project)
    Series A 7.50% 5/1/15                                1,000,000     1,018,550
                                                                     -----------
                                                                       8,421,986
                                                                     -----------
Miscellaneous Revenue Bonds - 3.05%
  Florida Municipal Loan Council Revenue
    Series B 5.00% 12/1/23 (MBIA)                          750,000       799,140
  New York State Municipal Bond Bank
    Agency Special School Purpose Revenue
    Series C 5.25% 6/1/22                                1,000,000     1,075,440
  Oregon State Department Administrative
    Services Lottery Revenue Series A
    5.00% 4/1/18 (FSA)                                   1,000,000     1,117,130
                                                                     -----------
                                                                       2,991,710
                                                                     -----------

Statements                               Delaware Tax-Free USA Intermediate Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                          Amount        Value
Municipal Bonds (continued)
Municipal Lease Revenue Bonds - 7.12%
  Albany, New York Industrial Development
    Agency Civic Facility Revenue
    (Charitable Leadership Project)
    Series A 5.75% 7/1/26                                $  500,000   $  515,815
  Golden State, California Tobacco
    Securitization Settlement Revenue
    Series B 5.75% 6/1/23                                 1,000,000    1,068,070
  Middle River, Virginia Regional
    Jail Authority Facility Revenue
    5.00% 5/15/20 (MBIA)                                  1,285,000    1,400,753
  Missouri State Development Finance Board
    Infrastructure Facilities Revenue
    (Hartman Heritage Center Phase II)
    5.00% 4/1/21 (AMBAC)                                  1,335,000    1,420,320
  Nelson County, Virginia Industrial
    Development Authority Lease Revenue
    5.00% 8/15/22 (AMBAC)                                 1,425,000    1,527,600
  North Carolina Infrastructure Finance
    Corporation Certificates of Participation
    (North Carolina Correctional
    Facilities Project) Series A 5.00% 2/1/23             1,000,000    1,064,790
                                                                      ----------
                                                                       6,997,348
                                                                      ----------
Political Subdivision General Obligation Bonds - 3.37%
  Lansing, Michigan Community College
    5.00% 5/1/21 (MBIA)                                   1,325,000    1,423,235
  Lunenburg County, Virginia Series B
    5.25% 2/1/29 (MBIA)                                     715,000      772,701
  Middlesex County, New Jersey Improvement
    Authority Revenue
    (County Guaranteed Open Space Trust)
    5.25% 9/15/20                                         1,000,000    1,117,330
                                                                      ----------
                                                                       3,313,266
                                                                      ----------
Ports & Harbors Revenue Bonds - 0.57%
  Virginia Port Authority Commonwealth
    Port Fund Revenue Resolution
    5.00% 7/1/12 (AMT)                                      500,000      558,830
                                                                      ----------
                                                                         558,830
                                                                      ----------
*Pre-Refunded Bonds - 3.42%
  Arizona State Transportation Board
    Highway Revenue 6.25% 7/1/16-09                       1,850,000    2,223,182
  Pennsylvania State Higher Educational
    Facilities Authority College
    & University Revenue
    (Ursinus College Project)
    5.90% 1/1/27-07                                       1,000,000    1,138,650
                                                                      ----------
                                                                       3,361,832
                                                                      ----------
Public Power Revenue Bonds - 5.01%
  Long Island Power Authority New York
    Electric System Revenue Series C
    5.00% 9/1/23                                            500,000      519,365
  Metropolitan Government Nashville &
    Davidson County, Tennessee Electric
    Revenue Series B 5.50% 5/15/14                        1,000,000    1,187,050
  Nebraska Public Power District Revenue
    Series A 5.00% 1/1/20 (AMBAC)                         1,000,000    1,082,550

                                                         Principal      Market
                                                          Amount        Value
Municipal Bonds (continued)
Public Power Revenue Bonds (continued)
  South Carolina State Public Service
    Authority Revenue Series A
    5.125% 1/1/21 (FSA)                                $ 1,000,000   $ 1,088,290
  Texas Municipal Power Agency Revenue
    4.125% 9/1/12 (MBIA)                                 1,000,000     1,038,650
                                                                     -----------
                                                                       4,915,905
                                                                     -----------
Recreational Area Revenue Bonds - 1.11%
  Hampton, Virginia Convention Center
    Revenue 5.25% 1/15/23 (AMBAC)                        1,000,000     1,085,240
                                                                     -----------
                                                                       1,085,240
                                                                     -----------
School District General Obligation Bonds - 3.47%
  Brookville, Ohio Local School District
    5.00% 12/1/26 (FSA)                                  1,000,000     1,060,580
  Licking County, Ohio Joint Vocational
    School District 5.00% 12/1/19 (MBIA)                 1,000,000     1,088,270
  Salem-Keizer, Oregon School District #24J
    5.00% 6/15/19 (FSA)                                  1,145,000     1,255,515
                                                                     -----------
                                                                       3,404,365
                                                                     -----------
State General Obligation Bonds - 1.97%
  California State 5.25% 11/1/17                         1,000,000     1,082,320
  Florida State Board Education Capital Outlay
    (Public Education) Series B
    5.00% 6/1/10                                           750,000       854,475
                                                                     -----------
                                                                       1,936,795
                                                                     -----------
Territorial Revenue Bonds - 2.17%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series B 6.00% 7/1/26                                1,000,000     1,066,110
  University of Puerto Rico Revenue Series M
    5.50% 6/1/15 (MBIA)                                  1,000,000     1,066,040
                                                                     -----------
                                                                       2,132,150
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 2.20%
  Dunes, Florida Community Development
    District Revenue -
    Intracoastal Waterway Bridge
    (ITT Industries Corp.) 5.50% 10/1/07                   825,000       844,058
  Harris County, Texas Toll Road Subordinate
    Lien 5.00% 8/15/25 (FGIC)                            1,250,000     1,321,487
                                                                     -----------
                                                                       2,165,545
                                                                     -----------
Water & Sewer Revenue Bonds - 2.43%
  Ohio State Water Development Authority
    Revenue (Fresh Water) Series B
    5.50% 12/1/19 (FSA)                                  1,000,000     1,192,890
  Virginia State Resource Authority Clean
    Water Revenue (State Revolving Fund)
    6.00% 10/1/16                                        1,000,000     1,190,910
                                                                     -----------
                                                                       2,383,800
                                                                     -----------
Total Municipal Bonds (cost $87,352,495)                              92,175,232
                                                                     -----------

Statements                              Delaware Tax-Free USA Intermediate Fund
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                          Amount        Value
**Variable Rate Demand Notes- 6.24%
Continuing Care/Retirement Revenue Bonds - 2.44%
  Philadelphia, Pennsylvania Authority for
    Industrial Development Revenues
    (Newcourtland Elder Services Project)
    1.00% 3/1/27 (LOC PNC Bank)                    $  2,400,000    $  2,400,000
                                                                   ------------
                                                                      2,400,000
                                                                   ------------
Hospital Revenue Bonds - 1.27%
  Idaho Health Facilities Authority Revenue
    (Pooled Financing Program)
    0.95% 10/1/10 (LOC Bank of Idaho)                 1,250,000       1,250,000
                                                                   ------------
                                                                      1,250,000
                                                                   ------------
Miscellaneous Revenue Bonds - 2.53%
  Chester County, Pennsylvania Industrial
    Development Authority Revenue
    (Archdiocese Philadelphia) 1.00% 7/1/31
    (LOC Wachovia Bank)                               2,480,000       2,480,000
                                                                   ------------
                                                                      2,480,000
                                                                   ------------
Total Variable Rate Demand Notes
  (cost $6,130,000)                                                   6,130,000
                                                                   ------------

Total Market Value of Securities - 100.10%
  (cost $93,482,495)                                                 98,305,232
Liabilities Net of Receivables and
  Other Assets - (0.10%)                                                (94,439)
                                                                   ------------
Net Assets Applicable to 8,519,642 Shares
  Outstanding - 100.00%                                            $ 98,210,793
                                                                   ============

Net Asset Value - Delaware Tax-Free
  USA Intermediate Fund Class A
  ($75,206,939 / 6,524,087 Shares)                                       $11.53
                                                                         ------
Net Asset Value - Delaware Tax-Free
  USA Intermediate Fund Class B
  ($4,435,119 / 384,750 Shares)                                          $11.53
                                                                         ------
Net Asset Value - Delaware Tax-Free
  USA Intermediate Fund Class C
  ($18,568,735 / 1,610,805 Shares)                                       $11.53
                                                                         ------

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $93,920,983
Accumulated net realized loss on investments                           (532,927)
Net unrealized appreciation of investments                            4,822,737
                                                                    -----------
Total net assets                                                    $98,210,793
                                                                    ===========

 *For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**The interest rate shown is the rate as of February 29, 2004.

Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)                                              $11.53
Sales charge (2.75% of offering price, or 2.86% of
  amount invested per share) (B)                                           0.33
                                                                         ------
Offering price                                                           $11.86
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements                        Six Months Ended February 29, 2004 (Unaudited)
  OF OPERATIONS

                                                                                Delaware        Delaware           Delaware
                                                                                Tax-Free        Tax-Free         Tax-Free USA
                                                                                USA Fund      Insured Fund    Intermediate Fund
Investment Income:
  Interest                                                                     $13,905,170      $1,742,183       $1,813,901
                                                                               -----------      ----------       ----------

Expenses:
  Management fees                                                                1,374,520         166,264          202,976
  Distribution expenses-- Class A                                                  511,575          63,651           94,118
  Distribution expenses-- Class B                                                  147,631          35,143           21,457
  Distribution expenses-- Class C                                                   28,786           8,479           67,301
  Dividend disbursing and transfer agent fees and expenses                         197,475          22,655           62,438
  Accounting and administration expenses                                            98,060          13,040           15,612
  Legal and professional fees                                                       47,971           7,134            6,527
  Registration fees                                                                 36,087          24,686           26,833
  Reports and statements to shareholders                                            30,476           8,000            5,100
  Custodian fees                                                                    18,111           2,906            2,691
  Trustees' fees                                                                     8,500           2,707            2,174
  Other                                                                             23,157           3,758            2,781
                                                                               -----------      ----------       ----------
                                                                                 2,522,349         358,423          510,008
  Less expenses absorbed or waived                                                (192,465)             --          (60,755)
  Less waived distribution expenses-- Class A                                           --              --          (47,059)
  Less expenses paid indirectly                                                    (15,916)         (2,605)          (3,106)
                                                                               -----------      ----------       ----------
  Total expenses                                                                 2,313,968         355,818          399,088
                                                                               -----------      ----------       ----------
Net Investment Income                                                           11,591,202       1,386,365        1,414,813
                                                                               -----------      ----------       ----------

Net Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments                                          498,818         535,198           52,960
  Net change in unrealized appreciation/depreciation of investments             22,928,742       2,115,582        3,667,818
                                                                               -----------      ----------       ----------
Net Realized and Unrealized Gain on Investments                                 23,427,560       2,650,780        3,720,778
                                                                               -----------      ----------       ----------

Net Increase in Net Assets Resulting from Operations                           $35,018,762      $4,037,145       $5,135,591
                                                                               ===========      ==========       ==========

See accompanying notes

Statements                                     Delaware National Tax-Free Funds
  OF CHANGES IN NET ASSETS

                                                                Delaware Tax-Free                    Delaware Tax-Free
                                                                     USA Fund                          Insured Fund

                                                          Six Months           Year           Six Months            Year
                                                            Ended              Ended             Ended              Ended
                                                           2/29/04            8/31/03           2/29/04            8/31/03
                                                         (Unaudited)                          (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                  $ 11,591,202       $ 24,470,688      $ 1,386,365         $ 2,895,295
  Net realized gain on investments                            498,818          7,454,521          535,198             304,202
  Net change in unrealized appreciation/depreciation
    of investments                                         22,928,742        (12,187,465)       2,115,582          (1,233,636)
                                                         ------------       ------------      -----------         -----------
  Net increase in net assets resulting from operations     35,018,762         19,737,744        4,037,145           1,965,861
                                                         ------------       ------------      -----------         -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                               (10,901,533)       (22,879,537)      (1,234,310)         (2,586,809)
    Class B                                                  (577,226)        (1,369,010)        (122,488)           (260,356)
    Class C                                                  (112,443)          (227,290)         (29,567)            (48,130)
                                                         ------------       ------------      -----------         -----------
                                                          (11,591,202)       (24,475,837)      (1,386,365)         (2,895,295)
                                                         ------------       ------------      -----------         -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                 9,182,444         25,026,196        1,386,604           8,186,170
    Class B                                                   670,183          1,727,675          530,645           1,748,052
    Class C                                                   962,983            865,681          369,504             506,312

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                 5,991,907         12,394,890          705,595           1,477,059
    Class B                                                   319,932            725,739           72,163             162,588
    Class C                                                    89,951            177,751           15,016              23,909
                                                         ------------       ------------      -----------         -----------
                                                           17,217,400         40,917,932        3,079,527          12,104,090
                                                         ------------       ------------      -----------         -----------
  Cost of shares repurchased:
    Class A                                               (26,431,061)       (67,824,944)      (4,598,546)        (11,615,063)
    Class B                                                (5,203,222)        (8,584,064)      (1,539,414)         (1,848,762)
    Class C                                                  (577,698)        (1,452,089)         (48,036)           (546,998)
                                                         ------------       ------------      -----------         -----------
                                                          (32,211,981)       (77,861,097)      (6,185,996)        (14,010,823)
                                                         ------------       ------------      -----------         -----------
  Decrease in net assets derived from capital share
    transactions                                          (14,994,581)       (36,943,165)      (3,106,469)         (1,906,733)
                                                         ------------       ------------      -----------         -----------
Net Increase (Decrease) in Net Assets                       8,432,979        (41,681,258)        (455,689)         (2,836,167)

Net Assets:
  Beginning of period                                     497,477,368        539,158,626       66,692,451          69,528,618
                                                         ------------       ------------      -----------         -----------
  End of period (including distributions in excess
    of net investment income of ($12,071) and
    ($12,071) for Delaware Tax-Free USA Fund and
    ($1,520) and ($1,520) for Delaware Tax-Free
    Insured Fund)                                        $505,910,347       $497,477,368      $66,236,762         $66,692,451
                                                         ============       ============      ===========         ===========

See accompanying notes

Statements                                     Delaware National Tax-Free Funds
  OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      Delaware Tax-Free
                                                                    USA Intermediate Fund

                                                                   Six Months       Year
                                                                     Ended          Ended
                                                                    2/29/04        8/31/03
                                                                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                           $ 1,414,813    $ 1,706,249
  Net realized gain (loss) on investments                              52,960        (54,314)
  Net change in unrealized appreciation/depreciation of
    investments                                                     3,667,818       (476,271)
                                                                  -----------    -----------
  Net increase in net assets resulting from operations              5,135,591      1,175,664
                                                                  -----------    -----------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                        (1,161,756)    (1,341,628)
    Class B                                                           (61,240)      (128,415)
    Class C                                                          (191,817)      (236,206)
                                                                  -----------    -----------
                                                                   (1,414,813)    (1,706,249)
                                                                  -----------    -----------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                        27,862,408     35,622,367
    Class B                                                           418,986      2,234,615
    Class C                                                         8,140,025      6,248,865

  Net asset value of shares issued upon reinvestment
    of dividends and distributions:
    Class A                                                           811,469        886,165
    Class B                                                            38,120         76,567
    Class C                                                           109,661        130,199
                                                                  -----------    -----------
                                                                   37,380,669     45,198,778
                                                                  -----------    -----------
  Cost of shares repurchased:
    Class A                                                        (7,840,158)   (10,697,739)
    Class B                                                          (760,611)    (1,165,571)
    Class C                                                          (849,286)    (2,995,414)
                                                                  -----------    -----------
                                                                   (9,450,055)   (14,858,724)
                                                                  -----------    -----------
  Increase (decrease) in net assets derived from capital
    share transactions                                             27,930,614     30,340,054
                                                                  -----------    -----------
Net Increase (Decrease) in Net Assets                              31,651,392     29,809,469

Net Assets:
  Beginning of period                                              66,559,401     36,749,932
                                                                  -----------    -----------
  End of period (including undistributed (distributions
    in excess of) net investment income of $0 and $0
    for Delaware Tax-Free USA Intermediate Fund and
    ($4,104) and ($4,104) for Delaware National High-Yield
    Municipal Bond Fund)                                          $98,210,793    $66,559,401
                                                                  ===========    ===========

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free USA Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(3)    8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.170     $11.280      $11.320     $10.830      $10.890     $11.830

Income (loss) from investment operations:
Net investment income                                           0.268       0.537        0.566       0.582        0.587       0.593
Net realized and unrealized gain (loss) on investments          0.540      (0.110)      (0.040)      0.490       (0.060)     (0.916)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.808       0.427        0.526       1.072        0.527      (0.323)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.268)     (0.537)      (0.566)     (0.582)      (0.587)     (0.593)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.268)     (0.537)      (0.566)     (0.582)      (0.587)     (0.617)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.710     $11.170      $11.280     $11.320      $10.830     $10.890
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 7.30%       3.84%        4.85%      10.19%        5.11%      (2.90%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $471,418    $460,917     $495,731    $495,597     $421,136    $485,240
Ratio of expenses to average net assets                         0.87%       0.87%        0.87%       0.88%        0.97%       1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.95%       0.97%        0.98%       0.89%        0.97%       1.00%
Ratio of net investment income to average net assets            4.69%       4.74%        5.08%       5.29%        5.54%       5.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.61%       4.64%        4.97%       5.28%        5.54%       5.13%
Portfolio turnover                                                39%         96%          99%        103%          76%         59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free USA Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(3)    8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.170     $11.280      $11.320     $10.830      $10.890     $11.830

Income (loss) from investment operations:
Net investment income                                           0.223       0.449        0.479       0.494        0.502       0.500
Net realized and unrealized gain (loss) on investments          0.540      (0.110)      (0.040)      0.490       (0.060)     (0.916)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.763       0.339        0.439       0.984        0.442      (0.416)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.223)     (0.449)      (0.479)     (0.494)      (0.502)     (0.500)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.223)     (0.449)      (0.479)     (0.494)      (0.502)     (0.524)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.710     $11.170      $11.280     $11.320      $10.830     $10.890
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.88%       3.03%        4.04%       9.32%        4.27%      (3.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $28,241     $31,052      $37,448     $39,317      $26,059     $34,249
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.68%        1.77%       1.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.73%       1.75%        1.76%       1.69%        1.77%       1.80%
Ratio of net investment income to average net assets            3.91%       3.96%        4.30%       4.49%        4.74%       4.33%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.83%       3.86%        4.19%       4.48%        4.74%       4.33%
Portfolio turnover                                                39%         96%          99%        103%          76%         59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free USA Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(3)    8/31/03     8/31/02(2)   8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.170     $11.280      $11.320     $10.830      $10.890     $11.830

Income (loss) from investment operations:
Net investment income                                           0.223       0.449        0.479       0.494        0.502       0.500
Net realized and unrealized gain (loss) on investments          0.540      (0.110)      (0.040)      0.490       (0.060)     (0.916)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.763       0.339        0.439       0.984        0.442      (0.416)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.223)     (0.449)      (0.479)     (0.494)      (0.502)     (0.500)
Net realized gain on investments                                   --          --           --          --           --      (0.024)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.223)     (0.449)      (0.479)     (0.494)      (0.502)     (0.524)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.710     $11.170      $11.280     $11.320      $10.830     $10.890
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.88%       3.03%        4.04%       9.32%        4.27%      (3.67%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,251      $5,508       $5,979      $6,457       $1,851      $3,415
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.68%        1.77%       1.80%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.73%       1.75%        1.76%       1.69%        1.77%       1.80%
Ratio of net investment income to average net assets            3.91%       3.96%        4.30%       4.49%        4.74%       4.33%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.83%       3.86%        4.19%       4.48%        4.74%       4.33%
Portfolio turnover                                                39%         96%          99%        103%          76%         59%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free Insured Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $10.880     $11.020      $10.950     $10.390      $10.360     $11.150

Income (loss) from investment operations:
Net investment income                                           0.236       0.473        0.487       0.483        0.513       0.510
Net realized and unrealized gain (loss) on investments          0.440      (0.140)       0.070       0.560        0.030      (0.667)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.676       0.333        0.557       1.043        0.543      (0.157)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.236)     (0.473)      (0.487)     (0.483)      (0.513)     (0.510)
Net realized gain on investments                                   --          --           --          --           --      (0.123)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.236)     (0.473)      (0.487)     (0.483)      (0.513)     (0.633)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period                                $11.320     $10.880      $11.020     $10.950      $10.390     $10.360
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.27%       3.02%        5.27%      10.30%        5.50%      (1.48%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $57,421     $57,630      $60,365     $62,397      $61,722     $68,422
Ratio of expenses to average net assets                         0.97%       0.92%        0.92%       1.02%        0.95%       0.97%
Ratio of net investment income to average net assets            4.27%       4.25%        4.51%       4.58%        5.07%       4.74%
Portfolio turnover                                                74%        109%         136%        113%         117%         48%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free Insured Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $10.880     $11.020      $10.950     $10.390      $10.360     $11.150

Income (loss) from investment operations:
Net investment income                                           0.193       0.386        0.403       0.399        0.432       0.430
Net realized and unrealized gain (loss) on investments          0.440      (0.140)       0.070       0.560        0.030      (0.667)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.633       0.246        0.473       0.959        0.462      (0.237)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.193)     (0.386)      (0.403)     (0.399)      (0.432)     (0.430)
Net realized gain on investments                                   --          --           --          --           --      (0.123)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.193)     (0.386)      (0.403)     (0.399)      (0.432)     (0.553)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.320     $10.880      $11.020     $10.950      $10.390     $10.360
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 5.86%       2.22%        4.46%       9.43%        4.66%      (2.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $6,965      $7,614       $7,677      $7,506       $4,990      $5,022
Ratio of expenses to average net assets                         1.75%       1.70%        1.70%       1.82%        1.75%       1.77%
Ratio of net investment income to average net assets            3.49%       3.47%        3.73%       3.78%        4.27%       3.94%
Portfolio turnover                                                74%        109%         136%        113%         117%         48%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             Delaware Tax-Free Insured Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $10.880     $11.020      $10.950     $10.390      $10.360     $11.150

Income (loss) from investment operations:
Net investment income                                           0.193       0.386        0.403       0.399        0.432       0.430
Net realized and unrealized gain (loss) on investments          0.440      (0.140)       0.070       0.560        0.030      (0.667)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.633       0.246        0.473       0.959        0.462      (0.237)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.193)     (0.386)      (0.403)     (0.399)      (0.432)     (0.430)
Net realized gain on investments                                   --          --           --          --           --      (0.123)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.193)     (0.386)      (0.403)     (0.399)      (0.432)     (0.553)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.320     $10.880      $11.020     $10.950      $10.390     $10.360
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 5.86%       2.22%        4.46%       9.42%        4.66%      (2.27%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,851      $1,448       $1,488      $1,588         $813      $1,502
Ratio of expenses to average net assets                         1.75%       1.70%        1.70%       1.82%        1.75%       1.77%
Ratio of net investment income to average net assets            3.49%       3.47%        3.73%       3.78%        4.27%       3.94%
Portfolio turnover                                                74%        109%         136%        113%         117%         48%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free USA Intermediate Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.010     $11.020      $10.890     $10.360      $10.270     $10.710

Income (loss) from investment operations:
Net investment income                                           0.208       0.435        0.462       0.480        0.474       0.478
Net realized and unrealized gain (loss) on investments          0.520      (0.010)       0.130       0.530        0.090      (0.440)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.728       0.425        0.592       1.010        0.564       0.038
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.208)     (0.435)      (0.462)     (0.480)      (0.474)     (0.478)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.208)     (0.435)      (0.462)     (0.480)      (0.474)     (0.478)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period                                $11.530     $11.010      $11.020     $10.890      $10.360     $10.270
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.66%       3.89%        5.63%      10.01%        5.69%       0.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $75,207     $51,479      $26,075     $19,471      $20,646     $25,186
Ratio of expenses to average net assets                         0.80%       0.80%        0.80%       0.80%        0.80%       0.79%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.10%       1.15%        0.94%       1.06%        0.95%       0.96%
Ratio of net investment income to average net assets            3.67%       3.85%        4.28%       4.55%        4.65%       4.47%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.37%       3.50%        4.14%       4.29%        4.50%       4.25%
Portfolio turnover                                                24%        130%         195%        231%         199%        109%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free USA Intermediate Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.010     $11.020      $10.890     $10.360      $10.270     $10.710

Income (loss) from investment operations:
Net investment income                                           0.160       0.340        0.371       0.391        0.388       0.387
Net realized and unrealized gain (loss) on investments          0.520      (0.010)       0.130       0.530        0.090      (0.440)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.680       0.330        0.501       0.921        0.478      (0.053)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.160)     (0.340)      (0.371)     (0.391)      (0.388)     (0.387)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.160)     (0.340)      (0.371)     (0.391)      (0.388)     (0.387)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.530     $11.010      $11.020     $10.890      $10.360     $10.270
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.21%       3.02%        4.74%       9.08%        4.80%      (0.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $4,435      $4,538       $3,384      $2,366       $1,751      $2,195
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.65%       1.64%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       1.87%        1.79%       1.91%        1.80%       1.81%
Ratio of net investment income to average net assets            2.82%       3.00%        3.43%       3.70%        3.80%       3.62%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.67%       2.78%        3.29%       3.44%        3.65%       3.40%
Portfolio turnover                                                24%        130%         195%        231%         199%        109%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware Tax-Free USA Intermediate Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                              Ended                                 Ended
                                                            2/29/04(2)    8/31/03      8/31/02     8/31/01      8/31/00     8/31/99
                                                           (Unaudited)
Net asset value, beginning of period                          $11.010     $11.020      $10.890     $10.360      $10.270     $10.710

Income (loss) from investment operations:
Net investment income                                           0.160       0.340        0.371       0.391        0.388       0.387
Net realized and unrealized gain (loss) on investments          0.520      (0.010)       0.130       0.530        0.090      (0.440)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.680       0.330        0.501       0.921        0.478      (0.053)
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions from:
Net investment income                                          (0.160)     (0.340)      (0.371)     (0.391)      (0.388)     (0.387)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.160)     (0.340)      (0.371)     (0.391)      (0.388)     (0.387)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period                                $11.530     $11.010      $11.020     $10.890      $10.360     $10.270
                                                              =======     =======      =======     =======      =======     =======

Total return(1)                                                 6.21%       3.02%        4.74%       9.08%        4.80%      (0.56%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $18,569     $10,542       $7,291      $3,602       $2,441      $3,310
Ratio of expenses to average net assets                         1.65%       1.65%        1.65%       1.65%        1.65%       1.64%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.80%       1.87%        1.79%       1.91%        1.80%       1.81%
Ratio of net investment income to average net assets            2.82%       3.00%        3.43%       3.70%        3.80%       3.62%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            2.67%       2.78%        3.29%       3.44%        3.65%       3.40%
Portfolio turnover                                                24%        130%         195%        231%         199%        109%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

See accompanying notes

Notes                                          Delaware National Tax-Free Funds
  TO FINANCIAL STATEMENTS                      February 29, 2004 (Unaudited)

Delaware Group Tax-Free Fund (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware business trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, as the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class B shares of the Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware National High-Yield Municipal Bond Fund, are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the time the shares are held. Class B shares of Delaware Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the six months ended February 29, 2004 were as follows:

                            Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                USA Fund              Insured Fund           USA Intermediate Fund
                            -----------------       -----------------        ---------------------
Commission reimbursements        $6,005                  $  799                     $  975
Earnings credits                  9,911                   1,806                      2,131

Notes                                          Delaware National Tax-Free Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                            Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                USA Fund              Insured Fund           USA Intermediate Fund
                            -----------------       -----------------        ---------------------
On the first $500 million        0.550%                  0.500%                     0.500%
On the next $500 million         0.500%                  0.475%                     0.475%
On the next $1.5 billion         0.450%                  0.450%                     0.450%
In excess of $2.5 billion        0.425%                  0.425%                     0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through October 31, 2004 as shown below.

                                      Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                          USA Fund              Insured Fund           USA Intermediate Fund
                                      -----------------       -----------------        ---------------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                   0.65%                    0.75%                       0.65%

Delaware Service Company, Inc.
(DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services.

Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services. Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, and Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund, and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through August 31, 2004 in order to prevent distribution fees of Class A from exceeding 0.15% of the average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 29, 2004, the Funds had liabilities payable to affiliates as follows:

                                      Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                          USA Fund              Insured Fund           USA Intermediate Fund
                                      -----------------       -----------------        ---------------------
Investment management fee
  payable to DMC                          $37,461                   $26,041                   $26,277
Dividend disbursing, transfer agent
  fees, accounting and other
  expenses payable to DSC                   9,455                       730                    14,452
Other expenses payable to
  DMC and affiliates*                       7,710                     3,614                    12,189

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Funds. For the six months ended February 29, 2004, Delaware Tax-Free USA Fund, Delaware Tax-Free USA Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund had costs of $24,093, $3,238, $3,009, and $4,113, respectively.

For the six months ended February 29, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

   Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
       USA Fund              Insured Fund           USA Intermediate Fund
   -----------------       -----------------        ---------------------
       $15,620                 $4,219                     $14,641

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

Notes
  TO FINANCIAL STATEMENTS (CONTINUED)

   Delaware National Tax-Free Funds


3. Investments
For the six months ended February 29, 2004, the Funds made purchases and sales of investment securities as follows:

                                            Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                                USA Fund              Insured Fund           USA Intermediate Fund
                                            -----------------       -----------------        ---------------------
Purchases other than U.S. government
  securities and short-term investments       $95,893,616             $24,974,909                 $42,800,417
Sales other than U.S. government
  securities and short-term investments       112,613,213              24,581,417                   9,691,928

At February 29, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2004, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                 Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                                     USA Fund              Insured Fund           USA Intermediate Fund
                                                 -----------------       -----------------        ---------------------
Cost of investments                                $465,049,040            $62,192,969                 $93,482,495
                                                   ------------            -----------                 -----------
Aggregate unrealized appreciation                  $ 39,247,774            $ 5,307,779                 $ 4,822,737
Aggregate unrealized depreciation                    (1,686,445)               (17,323)                        (--)
                                                   ------------            -----------                 -----------
Net unrealized appreciation (depreciation)         $ 37,561,329            $ 5,290,456                 $ 4,822,737
                                                   ============            ===========                 ===========

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended February 29, 2004 and the year ended August 31, 2003 was as follows:

                                            Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                                USA Fund              Insured Fund           USA Intermediate Fund
                                            -----------------       -----------------        ---------------------
Six months ended 2/29/04
------------------------
Tax-exempt income                              $11,591,202             $1,386,365                 $1,414,813

Year ended 8/31/03
------------------
Tax-exempt income                              $24,475,837             $2,895,295                 $1,706,249

*Tax information
 for the six months ended February 29, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2004, the estimated components of net assets on a tax basis were as follows:

                                            Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
                                                USA Fund              Insured Fund           USA Intermediate Fund
                                            -----------------       -----------------        ---------------------
Shares of beneficial interest                 $479,017,583             $61,085,630                 $93,920,983
Undistributed tax-exempt income                    (12,071)                 (1,520)                         --
Net realized capital gains (losses)
  on investments                                   444,062                 363,204                      52,960
Capital loss carryforwards                     (11,100,556)               (501,008)                   (585,887)
Unrealized appreciation of investments          37,561,329               5,290,456                   4,822,737
                                              ------------             -----------                 -----------
Net assets                                    $505,910,347             $66,236,762                 $98,210,793
                                              ============             ===========                 ===========

For federal income tax purposes, each Fund had accumulated capital losses as of August 31, 2003, which may be carried forward and applied against future capital gains. Such capital loss carryforwards amounts will expire as follows:

                               Delaware Tax-Free       Delaware Tax-Free          Delaware Tax-Free
Year of Expiration                  USA Fund              Insured Fund           USA Intermediate Fund
------------------             -----------------       -----------------        ---------------------
     2008                         $11,100,238              $501,008                   $295,023
     2009                                 318                    --                         --
     2010                                  --                    --                         --
     2011                                  --                    --                    290,864
                                  -----------              --------                   --------
     Total                        $11,100,556              $501,008                   $585,887
                                  ===========              ========                   ========

Notes                                          Delaware National Tax-Free Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares
Transactions in capital shares were as follows:

                                                 Delaware Tax-Free                    Delaware Tax-Free
                                                      USA Fund                          Insured Fund
                                                 -----------------                    -----------------

                                              Six Months        Year             Six Months          Year
                                                Ended           Ended               Ended            Ended
                                               2/29/04         8/31/03             2/29/04          8/31/03
Shares sold:
  Class A                                      801,171        2,205,659            125,013           730,539
  Class B                                       58,810          151,949             47,639           154,828
  Class C                                       84,010           76,265             33,359            45,229

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                      520,900        1,096,565             63,317           133,254
  Class B                                       27,819           64,211              6,476            14,671
  Class C                                        7,817           15,731              1,346             2,159
                                            ----------       ----------           --------        ----------
                                             1,500,527        3,610,380            277,150         1,080,680
                                            ----------       ----------           --------        ----------
Shares repurchased:
  Class A                                   (2,309,971)      (5,987,662)          (413,815)       (1,041,433)
  Class B                                     (453,755)        (756,095)          (138,885)         (165,843)
  Class C                                      (50,876)        (128,993)            (4,358)          (49,165)
                                            ----------       ----------           --------        ----------
                                            (2,814,602)      (6,872,750)          (557,058)       (1,256,441)
                                            ----------       ----------           --------        ----------
Net decrease                                (1,314,075)      (3,262,370)          (279,908)         (175,761)
                                            ==========       ==========           ========        ==========


                                                 Delaware Tax-Free
                                               USA Intermediate Fund
                                               ---------------------
                                             Six Months         Year
                                               Ended            Ended
                                              2/29/04          8/31/03
Shares sold:
  Class A                                    2,469,788        3,185,915
  Class B                                       37,254          202,146
  Class C                                      718,390          555,499

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                       71,629           79,702
  Class B                                        3,368            6,901
  Class C                                        9,683           11,740
                                             ---------       ----------
                                             3,310,112        4,041,903
                                             ---------       ----------
Shares repurchased:
  Class A                                     (693,011)        (956,446)
  Class B                                      (68,034)        (104,005)
  Class C                                      (74,817)        (271,408)
                                             ---------       ----------
                                              (835,862)      (1,331,859)
                                             ---------       ----------
Net increase (decrease)                      2,474,250        2,710,044
                                             =========       ==========

For the six months ended February 29, 2004 and the year ended August 31, 2003, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets as follows:

                                                       Six Months Ended                       Year Ended
                                                           2/29/04                              8/31/03
                                               --------------------------------     ---------------------------------
                                               Class B     Class A                  Class B     Class A
                                               shares      shares      Amount       shares      shares       Amount
                                               -------     -------     ------       -------     -------      ------
Delaware Tax-Free USA Fund                     230,639     230,639   $2,634,683     271,987     271,987    $3,117,043
Delaware Tax-Free Insured Fund                  29,111      29,111      324,259      29,043      29,043       327,187
Delaware Tax-Free USA Intermediate Fund         13,985      13,985      156,073      30,412      30,412       341,657

Notes                                           Delaware National Tax-Free Funds
  TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2004 or at any time during the period.

7. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

Delaware National High-Yield Municipal Bond Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free Insured Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                              Affiliated Officers                       Contact Information
Jude T. Driscoll*                              Joseph H. Hastings                        Investment Manager
Chairman                                       Executive Vice President and              Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                          International Affiliate
Walter P. Babich                                                                         Delaware International Advisers Ltd.
Board Chairman                                 Richelle S. Maestro                       London, England
Citadel Construction Corporation               Senior Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary         National Distributor
                                               Delaware Investments Family of Funds      Delaware Distributors, L.P.
John H. Durham                                 Philadelphia, PA                          Philadelphia, PA
Private Investor
Gwynedd Valley, PA                             Michael P. Bishof                         Shareholder Servicing, Dividend
                                               Senior Vice President and Treasurer       Disbursing and Transfer Agent
John A. Fry*                                   Delaware Investments Family of Funds      Delaware Service Company, Inc.
President                                      Philadelphia, PA                          2005 Market Street
Franklin & Marshall College                                                              Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                         For Shareholders
Anthony D. Knerr                                                                         800 523-1918
Managing Director
Anthony Knerr & Associates                                                               For Securities Dealers and Financial
New York, NY                                                                             Institutions Representatives Only
                                                                                         800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                    Web site
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

*Mr. Driscoll and Mr. Fry are not trustees of the Delaware National High-Yield Municipal Bond Fund.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8622)                                                        Printed in the USA
SA-011 [2/04] IVES 4/04                                                    J9624

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1)  Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Tax-Free Fund

JUDE T. DRISCOLL
----------------------------
By:    Jude T. Driscoll
       ---------------------
Title: Chairman
Date:    4/30/04
       -----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
----------------------------
By:    Jude T. Driscoll
       ---------------------
Title: Chairman
Date:    4/30/04
       -----------

JOSEPH H. HASTINGS
---------------------------
By:    Joseph H. Hastings
       --------------------
Title: Chief Financial Officer
Date:    4/30/04
       -----------